Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Goodwill [Line Items]
Beginning balance	¥ 2,090,078		¥ 609,511
Additions	212,334		1,472,449
Disposal	(13,774)
Impairment	(68,723)	$ (10,036)	0	¥ 0
Exchange realignment	64,194		8,118
Closing balance	2,284,109	$ 333,573	2,090,078	609,511
International Schools
Goodwill [Line Items]
Beginning balance	125,155
Additions			125,155
Impairment	(68,723)
Closing balance	56,432		125,155
Kindergartens
Goodwill [Line Items]
Beginning balance	172,249		119,735
Additions	2,704		52,514
Closing balance	174,953		172,249	119,735
Overseas Schools
Goodwill [Line Items]
Beginning balance	1,033,622
Additions	161,831		1,025,504
Exchange realignment	64,194		8,118
Closing balance	1,259,647		1,033,622
Complementary Education Services
Goodwill [Line Items]
Beginning balance	566,542		489,776
Additions			76,766
Disposal	(13,774)
Closing balance	552,768		566,542	¥ 489,776
Education Technology
Goodwill [Line Items]
Beginning balance	192,510
Additions	47,799		192,510
Closing balance	¥ 240,309		¥ 192,510